EARNINGS PER SHARES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income attribute to the Company	$ 10,379,453	$ 5,345,311	$ 4,823,973
Weighted average ordinary shares outstanding - basic and diluted	19,791,110	19,791,110	19,804,164
Basic and diluted earnings per share	$ 0.52	$ 0.27	$ 0.24